LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.45%
•Freddie Mac STACR REMIC Trust
Series 2021-HQA1 M1 5.26% (SOFR30A + 0.70%) 8/25/33	44,933	$ 44,915
Series 2021-HQA2 M1 5.26% (SOFR30A + 0.70%) 12/25/33	3,429,363	3,415,624
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 5.90% (LIBOR01M + 1.05%) 12/25/29	110,967	110,617
Total Agency Collateralized Mortgage Obligations (Cost $3,584,969)		3,571,156
AGENCY MORTGAGE-BACKED SECURITIES–4.33%
Fannie Mae S.F. 30 yr
4.50% 10/1/52	5,834,204	5,715,923
5.50% 11/1/52	5,015,411	5,065,841
6.00% 12/1/52	7,291,139	7,449,072
Freddie Mac S.F. 30 yr
5.00% 9/1/52	9,508,557	9,489,196
5.50% 11/1/52	2,677,202	2,704,121
GNMA II S.F. 30 yr 5.00% 9/20/52	3,936,282	3,943,408
Total Agency Mortgage-Backed Securities (Cost $34,226,709)		34,367,561
AGENCY OBLIGATIONS–3.13%
Federal Farm Credit Banks Funding Corp. 0.21% 12/21/23	5,000,000	4,834,822
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	7,515,690
4.00% 2/28/25	4,220,000	4,162,470
4.20% 8/28/25	4,220,000	4,169,834
5.82% 3/20/25	4,180,000	4,190,488
Total Agency Obligations (Cost $25,784,056)		24,873,304
CORPORATE BONDS–33.45%
Airlines–0.09%
♦United Airlines Pass-Through Trust
3.75% 3/3/28	513,822	480,899
4.00% 10/11/27	291,377	274,702
		755,601
Auto Manufacturers–0.77%
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	185,355
2.90% 2/16/28	450,000	386,820
2.90% 2/10/29	280,000	231,832
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. 4.15% 6/19/23	5,310,000	$ 5,293,266
		6,097,273
Banks–9.81%
μBank of America Corp.
1.84% 2/4/25	4,560,000	4,424,063
2.48% 9/21/36	2,020,000	1,534,042
6.20% 11/10/28	935,000	977,432
μBank of New York Mellon Corp.
5.80% 10/25/28	150,000	156,259
5.83% 10/25/33	535,000	571,311
μBarclays PLC 7.39% 11/2/28	436,000	462,135
μCitizens Bank NA
4.12% 5/23/25	3,885,000	3,667,641
6.06% 10/24/25	1,410,000	1,326,761
μCitizens Financial Group, Inc. 4.30% 2/11/31	750,000	688,431
Credit Agricole SA 5.30% 7/12/28	605,000	613,344
Credit Suisse AG 7.95% 1/9/25	420,000	426,934
μDeutsche Bank AG 6.72% 1/18/29	664,000	659,359
Fifth Third Bancorp
3.65% 1/25/24	2,860,000	2,790,421
μ6.36% 10/27/28	243,000	244,594
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	1,151,000	1,012,186
μ3.10% 2/24/33	190,000	163,166
•5.61% (SOFR + 0.81%) 3/9/27	2,705,000	2,617,181
•6.03% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,883,629
Huntington National Bank
μ4.01% 5/16/25	2,230,000	2,135,524
μ4.55% 5/17/28	790,000	744,316
5.65% 1/10/30	555,000	531,838
JPMorgan Chase & Co.
μ2.55% 11/8/32	1,165,000	965,895
μ4.08% 4/26/26	1,040,000	1,021,057
•5.71% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,671,663
KeyBank NA 4.15% 8/8/25	2,130,000	2,013,851
μKeyCorp 3.88% 5/23/25	1,885,000	1,816,974
•Kreditanstalt fuer Wiederaufbau 5.71% (SOFRINDX + 1.00%) 2/12/24	7,000,000	7,055,267
μMorgan Stanley
1.93% 4/28/32	115,000	90,471
2.48% 9/16/36	135,000	102,559
6.14% 10/16/26	4,755,000	4,845,343
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley (continued)
6.30% 10/18/28	2,105,000	$ 2,213,504
National Securities Clearing Corp. 1.20% 4/23/23	800,000	798,030
PNC Bank NA 3.88% 4/10/25	970,000	937,743
μPNC Financial Services Group, Inc. 5.67% 10/28/25	835,000	835,428
Popular, Inc. 7.25% 3/13/28	555,000	548,878
μState Street Corp.
1.68% 11/18/27	1,110,000	989,160
2.20% 2/7/28	685,000	623,473
5.75% 11/4/26	185,000	188,532
5.82% 11/4/28	130,000	135,596
‡SVB Financial Group
1.80% 10/28/26	277,000	171,862
4.57% 4/29/33	690,000	400,200
Toronto-Dominion Bank 4.11% 6/8/27	915,000	886,196
μTruist Bank 2.64% 9/17/29	653,000	613,040
μTruist Financial Corp.
1.89% 6/7/29	810,000	676,386
6.12% 10/28/33	500,000	524,566
U.S. Bancorp
3.38% 2/5/24	1,895,000	1,858,845
μ4.65% 2/1/29	452,000	441,816
μ4.84% 2/1/34	505,000	490,014
μ5.73% 10/21/26	585,000	587,508
U.S. Bank NA 3.40% 7/24/23	2,545,000	2,528,652
μWells Fargo & Co. 3.91% 4/25/26	2,360,000	2,290,652
		77,953,728
Biotechnology–0.23%
Amgen, Inc.
5.15% 3/2/28	375,000	382,883
5.25% 3/2/30	460,000	470,480
5.25% 3/2/33	610,000	626,713
Royalty Pharma PLC 1.75% 9/2/27	400,000	346,641
		1,826,717
Chemicals–0.26%
Celanese U.S. Holdings LLC
6.05% 3/15/25	1,385,000	1,392,950
6.17% 7/15/27	345,000	346,968
Nutrien Ltd. 4.90% 3/27/28	300,000	299,912
		2,039,830
Commercial Services–0.84%
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	2,750,000	2,719,062
Sodexo, Inc. 1.63% 4/16/26	1,140,000	1,032,576
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Triton Container International Ltd. 1.15% 6/7/24	3,070,000	$ 2,887,377
		6,639,015
Computers–0.31%
International Business Machines Corp. 3.00% 5/15/24	2,515,000	2,468,453
		2,468,453
Diversified Financial Services–1.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	3,245,000	3,035,497
2.45% 10/29/26	630,000	565,559
3.65% 7/21/27	1,530,000	1,405,660
4.63% 10/15/27	440,000	425,333
6.50% 7/15/25	365,000	367,639
Air Lease Corp.
2.88% 1/15/26	3,580,000	3,337,219
2.88% 1/15/32	715,000	590,602
3.38% 7/1/25	400,000	381,070
μ4.13% 12/15/26	400,000	272,000
5.85% 12/15/27	465,000	467,466
Aviation Capital Group LLC
1.95% 1/30/26	695,000	618,038
3.50% 11/1/27	1,945,000	1,737,231
6.25% 4/15/28	195,000	195,273
Jefferies Financial Group, Inc. 2.63% 10/15/31	405,000	309,456
		13,708,043
Electric–3.41%
Avangrid, Inc. 3.20% 4/15/25	765,000	732,105
Berkshire Hathaway Energy Co. 3.75% 11/15/23	4,730,000	4,689,234
Duke Energy Carolinas LLC 4.95% 1/15/33	490,000	503,282
μDuke Energy Corp. 4.88% 9/16/24	1,015,000	973,994
Enel Finance International NV
1.88% 7/12/28	380,000	319,654
2.25% 7/12/31	210,000	164,417
4.25% 6/15/25	765,000	749,084
Exelon Corp. 5.30% 3/15/33	415,000	422,206
Indianapolis Power & Light Co. 5.65% 12/1/32	725,000	761,609
National Rural Utilities Cooperative Finance Corp. 5.80% 1/15/33	135,000	143,731
NextEra Energy Capital Holdings, Inc. 6.05% 3/1/25	1,050,000	1,068,167

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NRG Energy, Inc. 3.75% 6/15/24	1,690,000	$ 1,639,181
Pacific Gas & Electric Co.
2.10% 8/1/27	2,455,000	2,140,984
3.25% 6/1/31	250,000	211,803
Sempra Energy
3.30% 4/1/25	2,845,000	2,753,464
μ4.88% 10/15/25	340,000	318,432
Southern California Edison Co. 1.10% 4/1/24	5,980,000	5,748,122
Vistra Operations Co. LLC
3.55% 7/15/24	1,700,000	1,641,472
5.13% 5/13/25	2,205,000	2,148,829
		27,129,770
Electronics–0.04%
Amphenol Corp. 2.05% 3/1/25	375,000	357,082
		357,082
Entertainment–0.29%
Warnermedia Holdings, Inc.
3.64% 3/15/25	2,155,000	2,081,592
4.05% 3/15/29	200,000	186,027
		2,267,619
Food–0.26%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	837,000	712,999
Mondelez International, Inc. 2.13% 3/17/24	1,375,000	1,336,387
		2,049,386
Forest Products & Paper–0.14%
Georgia-Pacific LLC 8.00% 1/15/24	1,125,000	1,149,442
		1,149,442
Health Care Products–0.12%
GE HealthCare Technologies, Inc.
5.60% 11/15/25	485,000	490,852
5.65% 11/15/27	485,000	501,306
		992,158
Health Care Services–1.13%
Humana, Inc. 5.75% 3/1/28	349,000	362,450
Medtronic Global Holdings SCA 4.25% 3/30/28	1,615,000	1,612,426
UnitedHealth Group, Inc.
4.25% 1/15/29	4,130,000	4,099,514
4.50% 4/15/33	2,955,000	2,937,998
		9,012,388
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–1.41%
American International Group, Inc. 5.13% 3/27/33	1,450,000	$ 1,441,304
•Athene Global Funding 5.46% (SOFRINDX + 0.70%) 5/24/24	5,580,000	5,492,667
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,265,118
		11,199,089
Iron & Steel–0.11%
Nucor Corp. 3.95% 5/23/25	890,000	875,668
		875,668
Machinery Diversified–0.08%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	538,093
2.57% 2/15/30	75,000	65,769
		603,862
Media–1.31%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50% 2/1/24	5,600,000	5,543,918
•Comcast Corp. 5.42% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,901,629
		10,445,547
Mining–0.06%
Newmont Corp.
2.25% 10/1/30	215,000	180,614
2.60% 7/15/32	320,000	267,836
		448,450
Miscellaneous Manufacturing–0.95%
Teledyne Technologies, Inc.
0.95% 4/1/24	6,765,000	6,484,359
2.25% 4/1/28	1,190,000	1,063,515
		7,547,874
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	260,000	233,875
3.28% 12/1/28	965,000	850,068
		1,083,943
Oil & Gas–0.49%
BP Capital Markets America, Inc. 4.81% 2/13/33	430,000	436,607
ConocoPhillips Co. 2.40% 3/7/25	2,585,000	2,480,840
Exxon Mobil Corp.
2.02% 8/16/24	720,000	695,280

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil Corp. (continued)
2.28% 8/16/26	310,000	$ 290,943
		3,903,670
Pharmaceuticals–1.99%
AstraZeneca PLC 3.50% 8/17/23	6,710,000	6,666,586
Becton Dickinson & Co. 3.36% 6/6/24	2,270,000	2,228,102
•Cigna Group 5.68% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,425,660
CVS Health Corp. 3.75% 4/1/30	510,000	477,102
Eli Lilly & Co. 5.00% 2/27/26	705,000	711,370
Zoetis, Inc. 5.40% 11/14/25	280,000	284,724
		15,793,544
Pipelines–2.45%
Enbridge, Inc.
1.60% 10/4/26	555,000	497,939
2.50% 2/14/25	3,820,000	3,658,556
5.70% 3/8/33	300,000	312,043
Energy Transfer LP
4.50% 4/15/24	5,000,000	4,939,955
5.75% 2/15/33	155,000	158,748
μ6.50% 11/15/26	1,405,000	1,236,400
Enterprise Products Operating LLC 5.35% 1/31/33	185,000	191,676
Kinder Morgan, Inc. 5.20% 6/1/33	635,000	630,870
MPLX LP
1.75% 3/1/26	405,000	369,608
4.88% 12/1/24	4,190,000	4,164,167
ONEOK, Inc. 7.50% 9/1/23	1,765,000	1,771,224
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,350,000	1,305,294
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	199,255
		19,435,735
Real Estate Investment Trusts–0.56%
Crown Castle, Inc. 1.05% 7/15/26	3,335,000	2,938,708
VICI Properties LP 4.95% 2/15/30	1,585,000	1,487,312
		4,426,020
Semiconductors–1.02%
Broadcom, Inc. 3.42% 4/15/33	737,000	616,655
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Entegris Escrow Corp. 4.75% 4/15/29	740,000	$ 699,598
Microchip Technology, Inc.
0.98% 9/1/24	2,180,000	2,057,815
4.33% 6/1/23	4,715,000	4,697,716
		8,071,784
Software–0.15%
Oracle Corp.
4.65% 5/6/30	285,000	277,511
5.80% 11/10/25	190,000	194,743
6.15% 11/9/29	405,000	431,377
Workday, Inc.
3.50% 4/1/27	120,000	114,812
3.70% 4/1/29	185,000	173,422
		1,191,865
Telecommunications–2.85%
AT&T, Inc.
1.70% 3/25/26	5,000,000	4,599,999
2.30% 6/1/27	510,000	467,370
•5.49% (SOFRINDX + 0.64%) 3/25/24	5,000,000	4,993,841
Sprint LLC 7.13% 6/15/24	2,330,000	2,368,611
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	1,325,000	1,314,914
•Verizon Communications, Inc. 5.96% (LIBOR03M + 1.10%) 5/15/25	8,905,000	8,921,727
		22,666,462
Transportation–0.46%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,875,000	3,650,948
		3,650,948
Total Corporate Bonds (Cost $273,771,861)		265,790,966
LOAN AGREEMENTS–5.57%
•Amentum Government Services Holdings LLC
8.76% (SOFR CME03M + 4.76%) 2/15/29	513,432	500,812
9.03% (SOFR CME03M + 5.03%) 2/15/29	578,318	564,103
•AmWINS Group, Inc. 7.11% (LIBOR01M + 2.25%) 2/19/28	1,969,791	1,943,593
•Applied Systems, Inc. 8.16% (LIBOR03M + 3.00%) 9/19/24	1,341,426	1,338,917
•Aramark Services, Inc. 7.34% (LIBOR01M + 2.50%) 4/6/28	903,715	899,477

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Asplundh Tree Expert LLC 6.59% (LIBOR01M + 1.75%) 9/7/27	1,328,981	$ 1,320,675
•Avantor Funding, Inc. 7.09% (LIBOR01M + 2.25%) 11/8/27	1,214,787	1,212,321
•Calpine Construction Finance Co. LP 6.84% (LIBOR01M + 2.00%) 1/15/25	1,875,576	1,871,150
•Castlelake Aviation Ltd. 7.62% (LIBOR03M + 2.75%) 10/22/26	1,974,937	1,953,331
•Charter Communications Operating LLC 6.56% (SOFR CME01M + 1.75%) 2/1/27	2,232,085	2,208,715
•CSC Holdings LLC 9.33% (SOFR CME01M + 4.50%) 1/18/28	1,890,000	1,745,415
•DirecTV Financing LLC 9.84% (LIBOR01M + 5.00%) 8/2/27	1,224,700	1,176,128
•Frontier Communications Corp. 8.63% (LIBOR01M + 3.75%) 5/1/28	1,463,797	1,386,333
•Gray Television, Inc. 7.66% (LIBOR01M + 3.00%) 12/1/28	957,850	929,718
•Horizon Therapeutics USA, Inc. 6.56% (LIBOR01M + 1.75%) 3/15/28	1,073,741	1,071,057
•Jazz Financing Lux SARL 8.34% (LIBOR01M + 3.50%) 5/5/28	1,191,379	1,185,673
•Lamar Media Corp. 6.28% (LIBOR01M + 1.50%) 2/5/27	1,000,435	978,675
•Medline Borrower LP 8.09% (LIBOR01M + 3.25%) 10/23/28	1,450,350	1,412,510
•Mileage Plus Holdings LLC 10.21% (LIBOR03M + 5.25%) 6/21/27	850,000	880,923
•Organon & Co. 7.97% (LIBOR03M + 3.00%) 6/2/28	847,500	846,085
•Pacific Gas & Electric Co. 7.88% (LIBOR01M + 3.00%) 6/23/25	1,949,875	1,941,354
Parkway Generation LLC
•9.90% (SOFR CME03M + 4.75%) 2/18/29	1,975,658	1,903,546
•9.90% (SOFR CME03M + 4.75%) 2/18/29	279,386	269,375
•Peraton Corp. 8.59% (LIBOR01M + 3.75%) 2/1/28	1,933,894	1,905,698
•Pilot Travel Centers LLC 6.91% (SOFR CME01M + 2.00%) 8/4/28	872,648	869,009
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•RealPage, Inc. 7.84% (LIBOR01M + 3.00%) 4/24/28	1,039,696	$ 1,006,717
•Setanta Aircraft Leasing Designated Activity Co. 7.16% (LIBOR03M + 2.00%) 11/5/28	2,450,000	2,447,550
•Sinclair Television Group, Inc. 8.66% (SOFR CME01M + 3.75%) 4/21/29	1,366,455	1,240,058
•SkyMiles IP Ltd. 8.56% (LIBOR03M + 3.75%) 10/20/27	950,000	983,136
•SS&C European Holdings SARL 6.59% (LIBOR01M + 1.75%) 4/16/25	582,859	580,836
•SS&C Technologies, Inc. 6.59% (LIBOR01M + 1.75%) 4/16/25	657,273	654,993
•Standard Industries, Inc. 7.12% (LIBOR01M + 2.25%) 9/22/28	1,789,087	1,777,458
•Ultimate Software Group, Inc. 8.03% (LIBOR03M + 3.25%) 5/4/26	1,346,366	1,309,974
•Vertical U.S. Newco, Inc. 8.60% (LIBOR06M + 3.50%) 7/30/27	1,964,281	1,910,873
Total Loan Agreements (Cost $44,996,469)		44,226,188
NON-AGENCY ASSET-BACKED SECURITIES–12.10%
•Allegro CLO VI Ltd. Series 2017-2A A 5.92% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,553,085
•Allegro CLO VIII Ltd. Series 2018-2A A 5.89% (LIBOR03M + 1.10%) 7/15/31	500,000	491,376
•Apex Credit CLO Ltd. Series 2018-1A A2 5.85% (LIBOR03M + 1.03%) 4/25/31	500,000	492,245
•Bavarian Sky U.K. 5 PLC Series 2014-1A A1A2 6.01% (LIBOR03M + 1.20%) 10/20/34	2,000,000	1,924,944
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 5.92% (LIBOR03M + 1.11%) 7/20/31	950,000	938,486
•Canyon CLO Ltd. Series 2020-1A AR 5.97% (LIBOR03M + 1.18%) 7/15/34	1,275,000	1,240,428

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 5.91% (LIBOR03M + 1.05%) 5/15/31	1,971,271	$ 1,942,029
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 5.79% (LIBOR03M + 0.98%) 4/20/31	1,280,000	1,266,330
Dell Equipment Finance Trust Series 2022-1 A2 2.11% 8/23/27	3,617,787	3,583,868
Enterprise Fleet Financing LLC
A2 5.76% 10/22/29	5,000,000	5,034,318
Series 2021-3 A2 0.77% 8/20/27	7,377,201	7,076,069
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,752,652
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	2,000,000	1,957,752
•Galaxy XXI CLO Ltd. Series 2015-21A AR 5.83% (LIBOR03M + 1.02%) 4/20/31	1,000,000	985,073
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,900,000	2,852,854
•Goldentree Loan Management U.S. CLO 6 Ltd. Series 2019-6A AR 5.96% (TSFR03M + 1.32%) 4/20/35	1,000,000	979,999
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	8,767	8,752
Hyundai Auto Receivables Trust Series 2022-A A2A 1.81% 2/18/25	2,567,207	2,533,905
John Deere Owner Trust Series 2022-A A2 1.90% 11/15/24	2,134,614	2,119,161
•Marathon CLO Ltd. Series 2021-16A A1A 5.99% (LIBOR03M + 1.20%) 4/15/34	2,000,000	1,947,550
•Midocean Credit CLO IX Series 2018-9A A1 5.96% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,969,560
•MKS CLO Ltd. Series 2017-2A A 6.00% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,967,387
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Neuberger Berman Loan Advisers CLO 36 Ltd. Series 2020-36A A1R 6.06% (LIBOR03M + 1.25%) 4/20/33	2,750,000	$ 2,702,807
OCCU Auto Receivables Trust Series 2022-1A A1 4.12% 10/15/23	340,379	340,237
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 6.00% (LIBOR03M + 1.19%) 1/20/31	4,050,000	4,007,629
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 6.20% (LIBOR03M + 1.39%) 1/20/34	2,750,000	2,687,410
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	4,000,000	3,807,975
•Signal Peak CLO 5 Ltd. Series 2018-5A A 5.93% (LIBOR03M + 1.11%) 4/25/31	500,000	495,077
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.00% (LIBOR03M + 1.18%) 10/26/31	2,000,000	1,959,934
•Steele Creek CLO Ltd. Series 2017-1A A 6.04% (LIBOR03M + 1.25%) 10/15/30	1,494,447	1,475,826
Tesla Auto Lease Trust Series 2021-B A2 0.36% 9/22/25	4,956,572	4,896,410
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	10,000,000	9,690,642
Toyota Auto Receivables Owner Trust Series 2020-B A3 1.36% 8/15/24	1,077,335	1,069,686
•Trillium Credit Card Trust II Series 2021-2A A 4.78% (SOFR30A + 0.22%) 10/26/26	10,000,000	9,983,438
•Venture 42 CLO Ltd. Series 2021-42A A1A 5.92% (LIBOR03M + 1.13%) 4/15/34	1,500,000	1,456,405
•Voya CLO Ltd. Series 2020-3A AR 5.96% (LIBOR03M + 1.15%) 10/20/34	1,000,000	974,044
•Zais CLO 16 Ltd. Series 2020-16A A1R 6.23% (LIBOR03M + 1.42%) 10/20/34	3,000,000	2,939,847
Total Non-Agency Asset-Backed Securities (Cost $97,894,605)		96,105,190

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.15%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	$ 3,405,155
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	4,000,000	3,275,820
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,180,948
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,477,334
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,605,992
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	6,597,278
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,773,656
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	2,055,780
Series 2021-B25 2.58% 4/15/54	4,300,000	3,535,088
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	4,179,294
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	7,089,505
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,058,114
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	6,612,279
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,646,314
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	8,780,000	7,214,297
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $88,673,419)		72,706,854
ΔSOVEREIGN BONDS–5.11%
Australia—0.50%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,984,396
		3,984,396
Canada—2.95%
CPPIB Capital, Inc. 3.13% 9/25/23	5,110,000	5,062,515
OMERS Finance Trust
1.10% 3/26/26	5,000,000	4,539,236
2.50% 5/2/24	4,335,000	4,231,313
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,576,712
		23,409,776
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan—0.95%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	$ 2,727,750
Japan Bank for International Cooperation 3.38% 10/31/23	2,586,000	2,563,707
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,276,375
		7,567,832
Sweden—0.71%
Svensk Exportkredit AB 0.63% 10/7/24	6,000,000	5,664,060
		5,664,060
Total Sovereign Bonds (Cost $42,376,478)		40,626,064
SUPRANATIONAL BANKS–8.27%
Asian Development Bank 2.88% 5/6/25	4,500,000	4,387,971
European Investment Bank 2.75% 8/15/25	6,000,000	5,836,958
•Inter-American Development Bank
4.90% (SOFRINDX + 0.20%) 2/10/26	6,000,000	5,981,086
5.02% (SOFRINDX + 0.30%) 2/15/29	10,000,000	9,936,800
5.15% (SOFRINDX + 0.36%) 6/10/31	7,000,000	6,918,535
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	3,870,272
•International Bank for Reconstruction & Development
4.98% (SOFRINDX + 0.18%) 6/15/26	12,000,000	11,924,009
5.03% (SOFRINDX + 0.29%) 11/22/28	7,000,000	6,939,641
5.08% (SOFRINDX + 0.37%) 2/11/31	10,000,000	9,906,000
Total Supranational Banks (Cost $66,477,665)		65,701,272
U.S. TREASURY OBLIGATIONS–13.18%
•U.S. Treasury Floating Rate Notes
4.87% 10/31/24 (USBMMY3M + 0.14%)	79,995,000	79,983,829
4.93% 1/31/25 (USBMMY3M + 0.20%)	24,650,000	24,664,579
U.S. Treasury Notes 3.63% 3/31/28	40,000	40,066
Total U.S. Treasury Obligations (Cost $104,675,391)		104,688,474

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	30,917,905	$ 30,917,905
Total Money Market Fund (Cost $30,917,905)		30,917,905

TOTAL INVESTMENTS–98.63% (Cost $813,379,527)	783,574,934

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.37%	10,903,861
NET ASSETS APPLICABLE TO 81,431,036 SHARES OUTSTANDING–100.00%	$794,478,795

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
Δ Securities have been classified by country of origin.

The following swap contracts were outstanding at March 31, 2023:
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
10 yr IRS-(Semiannually/Quarterly)	31,005,000	0.48%	(4.80%)[3]	10/5/30	$6,189,695	$—	$6,189,695	$—
3 yr IRS-(Semiannually/Quarterly)	88,210,000	0.04%	(4.80%)[3]	10/5/23	3,930,361	—	3,930,361	—
3 yr IRS-(Annually/Semiannually)	9,310,000	1.58%	(4.80%)[4]	2/22/25	464,044	—	464,044	—
5 yr IRS-(Annually)	19,545,000	0.09%	(4.80%)[4]	8/24/25	2,124,228	—	2,124,228	—
5 yr IRS-(Annually)	19,825,000	0.72%	(4.80%)[4]	3/25/26	1,670,707	—	1,670,707	—
5 yr IRS-(Annually/Semiannually)	5,700,000	1.65%	(4.80%)[4]	2/22/27	402,240	—	402,240	—
7 yr IRS-(Annually)	9,500,000	0.28%	(4.80%)[4]	10/5/27	1,411,064	—	1,411,064	—
10 yr IRS-(Annually)	6,970,000	3.53%	(4.80%)[4]	11/17/32	(169,077)	—	—	(169,077)
10 yr IRS-(Annually)	2,875,000	3.35%	(4.80%)[4]	2/10/33	(31,536)	—	—	(31,536)
2 yr IRS-(Annually)	21,760,000	2.87%	(4.80%)[4]	8/2/24	567,255	—	567,255	—
2 yr IRS-(Annually)	38,010,000	4.69%	(4.80%)[4]	10/24/24	(276,972)	—	—	(276,972)
2 yr IRS-(Annually)	12,620,000	4.42%	(4.80%)[4]	1/3/25	(39,355)	—	—	(39,355)
3 yr IRS-(Annually)	17,655,000	2.81%	(4.80%)[4]	8/8/25	532,703	—	532,703	—
5 yr IRS-(Annually)	18,885,000	2.65%	(4.80%)[4]	5/13/27	640,722	—	640,722	—
5 yr IRS-(Annually)	18,720,000	2.68%	(4.80%)[4]	5/19/27	618,708	—	618,708	—
5 yr IRS-(Annually)	28,600,000	3.91%	(4.80%)[4]	2/27/28	(667,632)	—	—	(667,632)
LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:(continued)
7 yr IRS-(Annually)	18,415,000	2.42%	(4.80%)[4]	8/2/29	$1,040,038	$—	$1,040,038	$—
Total IRS Contracts						$—	$19,591,765	$(1,184,572)
The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[2] Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through March 31, 2023.
[3] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR03M–Secured Overnight Financing Rate 3 Months
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$3,571,156	$—	$3,571,156
Agency Mortgage-Backed Securities	—	34,367,561	—	34,367,561
Agency Obligations	—	24,873,304	—	24,873,304
Corporate Bonds	—	265,790,966	—	265,790,966
Loan Agreements	—	44,226,188	—	44,226,188
Non-Agency Asset-Backed Securities	—	96,105,190	—	96,105,190
Non-Agency Commercial Mortgage-Backed Securities	—	72,706,854	—	72,706,854
Sovereign Bonds	—	40,626,064	—	40,626,064
Supranational Banks	—	65,701,272	—	65,701,272
U.S. Treasury Obligations	—	104,688,474	—	104,688,474
Money Market Fund	30,917,905	—	—	30,917,905
Total Investments	$30,917,905	$752,657,029	$—	$783,574,934
Derivatives:

Assets:
Swap Contracts	$—	$19,591,765	$—	$19,591,765
Liabilities:
Swap Contracts	$—	$(1,184,572)	$—	$(1,184,572)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Diversified Floating Rate Fund–11